17. Borrowings and financing (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) R$ / $ R$ / ¥	Dec. 31, 2017 BRL (R$) R$ / $ R$ / ¥
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	R$ 5,590	R$ 6,223
Guaranteed	R$ 225,900
Currency appreciation USD	17.10%
Debt increase (decrease), currency appreciation USD	R$ 675,145
Currency appreciation YEN	20.00%
Debt increase (decrease), currency appreciation YEN	R$ 337,309
US$
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Exchange rate | R$ / $	3.8748	3.3080
Yen
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Exchange rate | R$ / ¥	0.03527	0.02940
BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	R$ 2,584	R$ 2,793
Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	1,648	2,470
Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	2,131	5,757
BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	15,999	14,517
JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	3,113	3,100
AB Loan
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	2,322	3,400
IBRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
Debentures	R$ 290	R$ 310